Parent Company Balance Sheets	12 Months Ended
Oct. 31, 2025
Parent Company Balance Sheets [Abstract]
Parent company balance sheets
19.	Parent company balance sheets

Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity method income” on the statements of operations and comprehensive loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

As of October 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	October 31, 2025	October 31, 2024
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	291	-
Other receivable	5,004	-
Total current assets	5,295	-
Investment in unconsolidated subsidiaries	12,481,495	7,953,227
Total assets	12,486,790	7,953,227
LIABILITIES
Current liabilities
Other payables	180,000	-
Due to related parties	23,003
Total current liabilities	203,003	-
Total liabilities	203,003	-
Total shareholders’ equity	12,283,787	7,953,227
Total liabilities and shareholders’ equity	12,486,790	7,953,227
	October 31, 2025	October 31, 2024	October 31, 2023
	US$	US$	US$
Revenues	—	—	—
Operating expenses
General and administrative	(200,463)	-	-
Loss from operations	(200,463)	-	-
Equity method income	200,527	1,813,170	1,909,271
Interest expense	1,962	—	—
Income before income taxes	2,026	1,813,170	1,909,271
Income tax expense	—	—	—
Net income	2,026	1,813,170	1,909,271
Other comprehensive loss
Foreign currency translation difference	52,666	36,714	(39,443)
Total comprehensive income	54,692	1,849,884	1,869,828
	October 31, 2025	October 31, 2024	October 31, 2023
	US$	US$	US$
Cash Flows from Operating Activities:
Net income	2,026	1,813,170	1,909,271
Equity method income	(253,193)	(1,849,884)	(1,869,828)
Other receivables	(5,004)	-	-
Other payables	180,000	-	-
Due to related parties	23,003	-	-
Net cash used in operating activities	(53,168)	(36,714)	39,443
Investments in subsidiary	(4,275,075)	(787,266)	-
Net cash provided by investing activities	(4,275,075)	(787,266)	-
Proceeds from issuance of common stock	4,275,868	787,266	-
Net cash provided by financing activities	4,275,868	787,266	-
Net decrease in cash and cash equivalents	(52,375)	(36,714)	39,443
Cash and cash equivalents, beginning of year	-	-	-
Effect of exchange rate changes on cash and cash equivalents	52,666	36,714	(39,443)
Cash and cash equivalents, end of year	291	-	-